Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition	REVENUE RECOGNITION
Disaggregation of Revenue
The following tables provide details of revenue by major products/service offerings and revenue by geography. In the first quarter of 2025, the company announced changes to the reported revenue categories within its Software and Consulting reportable segments. Since these changes did not occur until first-quarter 2025, the periods presented in this Annual Report are reported under the historical reported revenue categories, as shown in the following tables. These changes will not impact the company’s Consolidated Financial Statements or its reportable segments.
Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Hybrid Platform & Solutions	$18,808	$17,396	$16,458
Transaction Processing	8,277	7,615	7,171
Total Software	$27,085	$25,011	$23,629
Business Transformation	$9,347	$9,179	$8,834
Application Operations	7,692	7,930	7,494
Technology Consulting	3,653	3,775	3,730
Total Consulting	$20,692	$20,884	$20,058
Hybrid Infrastructure	$8,913	$9,215	$9,451
Infrastructure Support	5,107	5,377	5,837
Total Infrastructure	$14,020	$14,593	$15,288
Financing (2)	$713	$741	$645
Other	$243	$632	$909
Total Revenue	$62,753	$61,860	$60,530
(1)Recast to reflect January 2024 segment changes. Refer to note D, “Segments,” for additional information.
(2)Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Revenue by Geography

($ in millions)
For the year ended December 31:	2024	2023	2022
Americas	$31,266	$31,666	$31,057
Europe/Middle East/Africa	19,429	18,492	17,950
Asia Pacific	12,058	11,702	11,522
Total	$62,753	$61,860	$60,530
Remaining Performance Obligations
The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.
At December 31, 2024, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was approximately $63 billion, of which approximately 67 percent is expected to be recognized as revenue in the subsequent two years, approximately 29 percent in the subsequent three to five years, and the balance thereafter.
Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods
For the year ended December 31, 2024, revenue for performance obligations satisfied or partially satisfied in previous periods was immaterial.
Reconciliation of Contract Balances
The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2024	2023
Notes and accounts receivable — trade (net of allowances of $114 in 2024 and $192 in 2023)	$6,804	$7,214
Contract assets (1)	433	505
Deferred income (current)	13,907	13,451
Deferred income (noncurrent)	3,622	3,533
(1)Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.
The amount of revenue recognized during the year ended December 31, 2024 that was included within the deferred income balance at December 31, 2023 was $11.0 billion and primarily related to software and services.
The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2024 and 2023.

($ in millions)
January 1, 2024	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2024
$192	$(2)	$(78)	$2	$114

January 1, 2023	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2023
$233	$32	$(79)	$6	$192
(1)The majority of the write-offs during the period related to receivables which had been previously reserved.
The contract assets allowance for expected credit losses was not material in the years ended December 31, 2024 and 2023.
Deferred Costs

($ in millions)
At December 31:	2024	2023
Capitalized costs to obtain a contract	$794	$686
Deferred costs to fulfill a contract
Deferred setup costs	326	399
Other deferred fulfillment costs	628	755
Total deferred costs (1)	$1,748	$1,841
(1)Of the total deferred costs, $959 million was current and $788 million was noncurrent at December 31, 2024 and $998 million was current and $842 million was noncurrent at December 31, 2023.
The amount of total deferred costs amortized during the year ended December 31, 2024 was $1,363 million and there were no material impairment losses incurred. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.